Investment Strategy - Morgan Stanley Europe Opportunity Fund, Inc. - Classes A, L, I and C - Europe Opportunity Fund, Inc.	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in high quality established and emerging companies located in Europe that the investment team believes are undervalued at the time of purchase.
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high quality established and emerging companies that the Adviser believes are undervalued at the time of purchase. Fundamental research drives the investment process. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The Adviser typically focuses a significant portion of the Fund’s investments in a limited number of issuers, which may be in the same industry, sector or geographic region. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG).
The Adviser views incorporating  ESG-related potential risks and opportunities within the investment process as important to ensure long-term stewardship of capital. Over extended time horizons, the Adviser believes that ESG risks are more likely to materialize and externalities not borne by the company are more likely to be priced into the value of securities. Since ESG risks could potentially impact the risk and reward profile of investment opportunities, the Adviser typically engages company management in constructive discussions on a range of ESG issues the Adviser deems materially important. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. Although consideration of ESG factors is incorporated into the investment process, it is only one of many tools the Adviser utilizes to make investment decisions.
The Fund will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.
For purposes of maintaining exposure of at least 80% of the Fund’s assets to equity securities of issuers located in Europe, the Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of depositary receipts with respect to issuers located in Europe.
The Fund may also invest in emerging market or developing countries. The Fund invests principally in common stocks and other equity securities.
Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
The Fund may also invest in privately placed and restricted securities.